Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2014
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash

NOTE 3 — CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

The following table presents cash and cash equivalents, within continuing operations, as of December 31, 2014 and 2013:

	December 31,
(Dollars in thousands)	2014	2013
Noninterest-bearing deposits	$34,498	$2,953
Short-term money market funds	27,437	44,894
Total cash and cash equivalents	$61,935	$47,847

The following table presents restricted cash as of December 31, 2014 and 2013:

	December 31,
(Dollars in thousands)	2014	2013
Noninterest-bearing deposits — securing a letter of credit	$21	$784
Noninterest-bearing deposits — legal settlement reserve funds	—	2,021
Total restricted cash	$21	$2,805